EQUITY (Details 2) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	¥ 250,963
Net change for the year	227,143	¥ 206,568	¥ 138,376
Other comprehensive income (loss), net
Equity transactions with noncontrolling interests	17,757	11,946	7,202
Ending Balance	469,673	250,963
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	250,963	50,138	(81,639)
Net change for the year			132,052
Other			(275)
Other comprehensive income (loss), net
Other comprehensive income (loss) before reclassifications	220,396	203,494
Amounts reclassified from accumulated other comprehensive income	(1,582)	(2,614)
Other comprehensive income (loss), net	218,814	200,880
Equity transactions with noncontrolling interests	(104)	(55)
Ending Balance	469,673	250,963	50,138
Net unrealized gains (losses) on securities sales of securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	293,783	135,248	40,735
Net change for the year			94,513
Other comprehensive income (loss), net
Other comprehensive income (loss) before reclassifications	174,548	160,366
Amounts reclassified from accumulated other comprehensive income	(490)	(1,831)
Other comprehensive income (loss), net	174,058	158,535
Ending Balance	467,841	293,783	135,248
Net unrealized gains (losses) on derivative financial Instrument
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(260)	(68)	(70)
Net change for the year			2
Other comprehensive income (loss), net
Other comprehensive income (loss) before reclassifications	(353)	(488)
Amounts reclassified from accumulated other comprehensive income	241	296
Other comprehensive income (loss), net	(112)	(192)
Ending Balance	(372)	(260)	(68)
Pension adjustments Amortization of prior service cost and recognized actuarial loss
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(21,101)	(23,415)	(12,290)
Net change for the year			(11,111)
Other			(14)
Other comprehensive income (loss), net
Other comprehensive income (loss) before reclassifications	(5,978)	3,402
Amounts reclassified from accumulated other comprehensive income	(1,305)	(1,079)
Other comprehensive income (loss), net	(7,283)	2,323
Equity transactions with noncontrolling interests	(68)	(9)
Ending Balance	(28,452)	(21,101)	(23,415)
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(21,459)	(61,627)	(110,014)
Net change for the year			48,648
Other			(261)
Other comprehensive income (loss), net
Other comprehensive income (loss) before reclassifications	52,179	40,214
Amounts reclassified from accumulated other comprehensive income	(28)
Other comprehensive income (loss), net	52,151	40,214
Equity transactions with noncontrolling interests	(36)	(46)
Ending Balance	¥ 30,656	¥ (21,459)	¥ (61,627)